Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
NOTE 22. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
The following selected quarterly information for the years ended December 31, 2023 and 2022 has been updated to reflect the change in accounting principle as described in Note 1. Summary of Significant Accounting Policies and the sale of the AeroTech business as described in Note 2. Discontinued Operations:

Consolidated Statements of Income	Three Months Ended
(In millions, except per share data)	March 31, 2023	June 30, 2023	September 30, 2023	December 31, 2023
Total revenue	$388.5	$427.7	$403.6	$444.6
Cost of sales	255.6	280.5	258.8	283.8
Income from continuing operations	17.1	28.4	31.1	52.7
Income from discontinued operations, net of taxes	10.1	4.3	410.5	28.4
Net income	27.2	32.7	441.6	81.1
Basic earnings per share: (1)
Continuing operations	$0.53	$0.89	$0.97	$1.65
Discontinued operations	0.32	0.13	12.82	0.89

Net income	$0.85	$1.02	$13.79	$2.54
Diluted earnings per share: (1)
Continuing operations	$0.53	$0.89	$0.97	$1.64
Discontinued operations	0.32	0.13	12.76	0.88

Net income	$0.85	$1.02	$13.73	$2.52

	Three Months Ended
(In millions, except per share data)	March 31, 2022	June 30, 2022	September 30, 2022	December 31, 2022
Total revenue	$356.3	$394.0	$398.8	$441.2
Cost of sales	236.4	264.8	262.2	297.5
Income from continuing operations	20.0	26.1	26.5	31.2
Income from discontinued operations, net of taxes	5.7	8.3	9.8	9.8
Net income	25.7	34.4	36.3	41.0
Basic earnings per share: (1)
Continuing operations	$0.62	$0.81	$0.83	$0.97
Discontinued operations	0.18	0.26	0.30	0.31

Net income	$0.80	$1.07	$1.13	$1.28
Diluted earnings per share: (1)
Continuing operations	$0.62	$0.81	$0.83	$0.97
Discontinued operations	0.18	0.26	0.30	0.31

Net income	$0.80	$1.07	$1.13	$1.28

(1)
Quarterly basic and diluted earnings per share amounts may not add up to the full fiscal year total presented due to rounding. Basic and diluted earnings per share are calculated by dividing net earnings by basic and diluted shares outstanding, respectively.